Warrant Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Warrant Agreements

A summary of warrant activity since January 1, 2009 is as follows:

On July 2, 2009, the Company executed a Preferred Stock Purchase Agreement with Optimus Capital Partners, LLC, which also entitled them to a five-year conditional warrant to purchase 14,464,286 of the Company’s Common Stock at $0.7 per share.

On September 23, 2009, the Company issued a Promissory Note for $200,000 to Joseph Schottland along with 542,005 three-year warrants at $0.37 per share.

On January 30, 2009, Enable Capital, a warrant holder, exercised their right to purchase 314,491 shares of the Company’s Common Stock at $0.86 per share.

On October 10, 2009, Cornell, a warrant holder, exercised their right to purchase 12,639 shares of the Company's Common Stock at $0.35 per share, on a cashless basis.

On January 14, 2010, Schottland, a warrant holder, exercised their right to purchase 427,720 shares of the company's Common Stock at $0.37 per share, on a cashless basis.

On March 10, 2011 the company issued a Promissory Note for $1,105,000 to St. George Investments along with 1,399,253 five year warrants at $0.179 per share subject to reverse stock split.

The following table summarizes the warrants outstanding and exercisable at June 30, 2011:

WARRANTS OUTSTANDING	EXERCISE PRICE	MATURITY DATE
157,297	$0.101	02/14/2012
40,000	$0.101	02/14/2012
29,167	$0.37	11/26/2012
37,970	$0.37	11/26/2012
96,555	$0.1875	05/30/2013
114,286	$0.37	06/23/2012
1,392,354	$0.179	03/10/2016
Total 1,867,629

All outstanding unexercised warrants provide for adjustment upon stock split, as well as under certain other circumstances.

A summary of warrant activity since January 1, 2009 is as follows:

On July 2, 2009, the Company executed a Preferred Stock Purchase Agreement with Optimus Capital Partners, LLC, which also entitled them to a five-year conditional warrant to purchase 14,464,286 of the Company’s Common Stock at $0.7 per share.

On September 23, 2009, the Company issued a Promissory Note for $200,000 to Joseph Schottland along with 542,005 three-year warrants at $0.37 per share.

On January 30, 2009, Enable Capital, a warrant holder, exercised their right to purchase 314,491 shares of the Company’s Common Stock at $0.86 per share.

On October 10, 2009, Cornell, a warrant holder, exercised their right to purchase 12,639 shares of the Company's Common Stock at $0.35 per share, on a cashless basis.

On January 14, 2010, Schottland, a warrant holder, exercised their right to purchase 427,720 shares of the company's Common Stock at $0.37 per share, on a cashless basis.

The following table summarizes the warrants outstanding and exercisable at September 30, 2010:

WARRANTS OUTSTANDING	EXERCISE PRICE	MATURITY DATE
15,729,730	$0.101	02/14/2012
4,000,000	$0.101	02/14/2012
2,916,667	$0.037	11/26/2012
3,796,950	$0.037	11/26/2012
9,655,531	$0.1875	05/30/2013
11,428,571	$0.037	06/23/2012
Total 47,527,449